Simple Agreements for Future Equity - Additional Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 14, 2023	Sep. 02, 2022	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Third Party SAFEs [Member]
Simple Agreements for Future Equity [Line items]
Received gross proceeds						$ 269,000
Common or preferred stock discount						15.00%
Fair value of SAFE liability						$ 269,000
Loss on change in fair value of SAFE liability		$ 120,826	$ 22,861	$ (207,570)	$ 307,569
Numerator used for obtaining conversion price		50,000,000
Outstanding principal amount	$ 456,234
Class A Common Stock [Member] | Third Party SAFEs [Member]
Simple Agreements for Future Equity [Line items]
Debt outstanding converted to common stock	41,626
Alco, DNX and William Bryant [Member]
Simple Agreements for Future Equity [Line items]
Received gross proceeds						$ 3,567,000
Common or preferred stock discount						15.00%
Fair value of SAFE liability						$ 3,567,000
Loss on change in fair value of SAFE liability		1,602,174	$ 303,139	$ (2,752,430)	$ 4,078,431
Numerator used for obtaining conversion price		$ 50,000,000
Outstanding principal amount	$ 6,049,766
Alco, DNX and William Bryant [Member] | Class A Common Stock [Member]
Simple Agreements for Future Equity [Line items]
Debt outstanding converted to common stock	551,949